Discontinued Operations and Divestitures Additional Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses									$ 0.3	$ 43.5	$ 0
Discontinued Operation, Tax (Expense) Benefit from Provision for (Gain) Loss on Disposal		12.3		2.4	0.3				14.7	0.3	0
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax				(5.6)	(0.8)
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax	0	(380.1)	0	(5.6)	(0.8)	0	0	0	(385.7)	(0.8)	0
Gain (Loss) on Disposition of Business									(0.2)	20.8	0
Technical Solutions [Member]
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses										30.1
Gain (Loss) on Disposition of Business										16.8
Goodwill, Written off Related to Sale of Business Unit										5.3
Flow Technologies [Member]
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses										13.4
Gain (Loss) on Disposition of Business										4.0
Goodwill, Written off Related to Sale of Business Unit										$ 5.7